Investment Objectives and Goals	Mar. 31, 2026
Schwab Large-Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Large-Cap Growth Fund
Schwab Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Core Equity Fund
Schwab International Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® International Core Equity Fund
Schwab Dividend Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Dividend Equity Fund
Schwab Small-Cap Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Equity Fund
Schwab Health Care Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Health Care Fund